Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 936	$ 1,015	$ 673
Work-in-process	528	867	429
Finished goods, net	1,376	1,512	1,306
Total inventories	$ 2,840	$ 3,394	$ 2,408